Schedule of Lease Related Assets and Liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 26, 2019
Leases
Operating lease assets	$ 6,000	$ 20,000	$ 45,000	$ 2,200,000
Total lease assets	6,000	20,000	45,000	2,200,000
Operating lease liabilities	7,000	20,000	25,000
Operating lease liabilities			20,000
Total lease liabilities	$ 7,000	$ 20,000	$ 45,000	$ 2,200,000